Subsequent event (Details) MMBoe in Millions, $ in Millions	Feb. 28, 2022 USD ($) MMBoe	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Non-current assets		$ 71,213	$ 78,919
Russia [member]
Disclosure of non-adjusting events after reporting period [line items]
Non-current assets		$ 1,235	$ 973
Process of exiting Equinor's joint arrangements [member] | Russia [member] | E&P International [member]
Disclosure of non-adjusting events after reporting period [line items]
Non-current assets	$ 1,200
Oil and gas reserves | MMBoe	88